Financial Risk Management - Summary of Outstanding Customer Finance Credit Exposure (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Outstanding Customer Finance [Abstract]
Fair value of customer ﬁnance credits	kr 3,137	kr 3,756
Financial guarantees for third-parties	5	24
Accrued interest	8	14
Maximum exposure to credit risk	3,150	3,794
Less third-party risk coverage	(95)	(309)
The Company’s risk exposure, less third-party risk coverage	kr 3,055	kr 3,485